Leases (Details 2)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases
Weighted average remaining lease term - operating leases	4 years	4 years 4 months 24 days
Weighted average remaining lease term - finance leases	6 months	1 year 6 months
Weighted average discount rate - operating leases	1.28%	1.28%
Weighted average discount rate - finance leases	7.50%	7.50%